Schedule of impairment provision (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Inventory Disclosure [Abstract]
Balance, beginning of the year	$ 33,106	£ 24,128	£ 97,727
Addition	64,002	46,644
Written off			(73,599)
Balance, end of the year	$ 97,108	£ 70,772	£ 24,128